Financial Instruments and Risk Management - Additional Information (Detail) $ in Millions					1 Months Ended		12 Months Ended
	Dec. 31, 2019	May 07, 2019	Nov. 30, 2018 BRL (R$)	Nov. 30, 2017 BRL (R$)	Jul. 31, 2018 BRL (R$)	Jul. 31, 2018 USD ($)	Dec. 31, 2019	Dec. 31, 2018 BRL (R$) Agency	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Description of annual rates loans and debentures								IPCA + 4.70% to 8.07% and CDI + 0.64% to 3.26%.
Liability								R$ 419,000,000	R$ 336,000,000
Put option								R$ 415,000,000	815,000,000
Exercise price of put option as number of times adjusted net income								15
Exercise price of call option as number of times adjusted net income								17
Option vesting date								Jan. 01, 2021
Non cash positive (negative) adjustment from derivative transaction								R$ 893,000,000	(32,000,000)
Swap operation floor rate					R$ 3.85				3.25
Swap ceiling rate					R$ 5.00				R$ 5.00
FX Variation Interest rate					9.25%	9.25%			9.25%	9.25%
Value of principal contracted | $						$ 500				$ 1,000
Cemig's obligation					125.52% of the CDI rate	125.52% of the CDI rate			150.49% of the CDI	150.49% of the CDI
Financial assets, fair value								16,279,000,000	R$ 16,866,000,000
Maturity		April 15, 2022 to April 15, 2025
Derivative hedge instrument, Assets								16,279,000,000	16,866,000,000
Derivative hedge instrument, Liabilities								R$ (18,120,000,000)	(19,556,000,000)
Percentage of decrease in US dollars								1.92%
Percentage of decrease in euro								1.55%
Cash flow projection period								12 months
Daily liquidity projection period								180 days
Allowance for doubtful debtors								R$ 751,000,000	568,000,000		R$ 660,000,000	R$ 625,000,000
Equity								R$ 15,939,000,000	14,330,000,000		R$ 12,934,000,000	R$ 12,988,000,000
Probable scenario 2 [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of depreciation from real exchange rate	25.00%						25.00%	25.00%
Scenario 3 [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of depreciation from real exchange rate	50.00%						50.00%	50.00%
Events After Reporting Period [member] | IPCA [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Actuarial assumption of expected rates of inflation	4.0881%						4.0881%
Increase in inflation rate	25.00%
Events After Reporting Period [member] | IGPM [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Actuarial assumption of expected rates of inflation	4.35%						4.35%
Increase in inflation rate	50.00%
Certificado De Deposito Interbancario [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Calculation of percentage of loans and debentures								141.90%
Put option - SAAG [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exercise price of financial remuneration percentage								7.00%
Liability								R$ 419,000,000	312,000,000
Put option for shares in RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Put option			R$ 659,000,000
Equity interest			100.00%
Put option [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Risk-free interest rate								4.86%
Volatility								23.00%
Put option, price								R$ 396,000,000
Put option [Member] | Top of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Risk-free interest rate								8.86%
Volatility								83.00%
Put option, price								R$ 449,000,000
Put options for shares in Parati [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exercise price of financial remuneration percentage								0.90%
Credit Risk [Member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Allowance for doubtful debtors								R$ 751,000,000	R$ 546,000,000
Proportion of portfolio percentage								100.00%
Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Number of risk rating agencies used | Agency								3
Equity								R$ 400,000,000
Basel ratio								1.00%
Portfolio percentage of individual								95.00%
Credit Risk [Member] | Top of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Portfolio percentage of individual								105.00%
Ceming GT [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Derivative hedge instrument								R$ 1,150,000,000
Ceming GT [member] | Option / Call spread [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Derivative hedge instrument, Assets								1,200,000,000
Ceming GT [member] | Swap [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Derivative hedge instrument, Liabilities								43,000,000
Selic rate [member] | Events After Reporting Period [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Borrowings interest rate	6.50%						6.50%
Increase in interest rate							25.00%
TJLP [member] | Events After Reporting Period [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Borrowings interest rate	6.4757%						6.4757%
Increase in interest rate							50.00%
Hedge [member] | Ceming GT [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Financial assets, fair value								813,000,000
Derivative hedge instrument, Assets								R$ 712,000,000
Bonds [member] | Ceming GT [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Maturity								2024
US dollar [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exchange rate								3.80
Euro [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exchange rate								4.37
Parent [member] | Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Portfolio percentage of individual								30.00%
Individual company [member] | Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Portfolio percentage of individual								50.00%
Cemig GT [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exercise price of option at fair value				R$ 185,000,000
Cemig GT [member] | Put option for shares in Lepsa [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exercise price of option at fair value				147,000,000
Cemig GT [member] | Put option for shares in RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Exercise price of option at fair value				R$ 38,000,000
Cemig GT [member] | RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Voting shares percentage				50.00%
Cemig GT [member] | Bottom of range [member] | RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of total capital holding				75.00%
Cemig GT [member] | Bottom of range [member] | Lepsa [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of total capital holding				100.00%
Cemig GT [member] | Top of range [member] | RME [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of total capital holding				66.27%
Cemig GT [member] | Top of range [member] | Lepsa [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Percentage of total capital holding				66.62%